BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION [Abstract]
Revenue by Geographical Region
The following represents the Company’s revenues attributed by geographical region in which services are provided to customers.

	For the years ended December 31,
	2015	2014	2013
Revenues (1)
− South America	$295,305	$308,632	$338,115
− Europe	41,766	43,574	13,934
− Central America	2,134	1,875	50,405
− North America	-	2,630	1,553
− Asia	8,272	6,964	7,210
	$347,477	$363,675	$411,217

(1)	Classified by country of domicile of charterers/customers.

Assets by Geographical Region
The following represents the Company’s vessels and equipment based upon the assets’ physical location as of the end of each applicable period presented:

	At December 31,
	2015	2014
Vessels and equipment, net

− South America	$610,599	$648,147
− Europe	54,251	64,971
− Other	4,237	4,287
	$669,087	$717,405

Operating Segment Information
The following schedule presents segment information about the Company’s operations for the year ended December 31, 2015:

	River Business	Offshore Supply Business	Ocean Business (1)	Total

Transportation revenues	$155,705	$107,094	$67,818	$330,617
Manufacturing revenues	16,860	-	-	16,860
Running and voyage expenses	118,140	50,024	61,878	230,042
Manufacturing cost	12,058	-	-	12,058
Depreciation and amortization	27,716	18,890	4,526	51,132
Segment operating (loss) profit	(10,111)	24,486	(14,593)	(218)
Segment assets	415,310	327,026	54,061	796,397
Investments in and receivables from affiliates	3,545	-	25	3,570
Loss from investment in affiliates	(656)	-	(161)	(817)
Additions to long-lived assets	19,493	4,643	188	24,324

(1)	Includes a loss on write-down of goodwill, intangible assets and our product tanker Alejandrina totaling $8,030.

The following schedule presents segment information about the Company’s operations for the year ended December 31, 2014:

	River Business	Offshore Supply Business	Ocean Business (2)	Total

Transportation revenues	$159,089	$119,581	$68,984	$347,654
Manufacturing revenues	16,021	-	-	16,021
Running and voyage expenses	141,748	59,197	56,187	257,132
Manufacturing cost	10,470	-	-	10,470
Depreciation and amortization	28,918	17,118	7,381	53,417
Segment operating (loss) profit	(30,045)	28,979	(12,273)	(13,339)
Segment assets	493,926	323,056	31,266	848,248
Investments in and receivables from affiliates	3,720	-	186	3,906
Loss from investment in affiliates	(1,023)	-	(33)	(1,056)
Additions to long-lived assets	51,533	4,610	3,091	59,234

(2)	Includes an impairment charge for our product tankers Miranda I and Alejandrina totaling $10,511.

The following schedule presents segment information about the Company’s operations for the year ended December 31, 2013:

	River Business	Offshore Supply Business	Ocean Business	Total

Transportation revenues	$181,223	$93,154	$71,265	$345,642
Manufacturing revenues	65,575	-	-	65,575
Running and voyage expenses	146,146	45,497	60,173	251,816
Manufacturing cost	45,662	-	-	45,662
Depreciation and amortization	23,977	11,676	6,882	42,535
Segment operating (loss) profit	10,616	29,055	(4,505)	35,166
Segment assets	446,539	363,575	81,556	891,670
Investments in and receivables from affiliates	4,216	-	220	4,436
Loss from investment in affiliates	(490)	-	(30)	(520)
Additions to long-lived assets	9,309	104,332	8,974	122,615

Reconciliation of Assets from Segment to Consolidated
Reconciliation of total assets of the segments to amount included in the consolidated balance sheets were as follow:

	At December 31,
	2015	2014

Total assets for reportable segments	$796,397	$848,248
Other assets	7,726	13,831
Corporate cash and cash equivalents	45,193	34,982
Consolidated total assets	$849,316	$897,061